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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08216

PIMCO Strategic Global Government Fund, Inc.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1345 Avenue of the Americas,

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: January 31, 2012

Date of reporting period: April 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES—172.0%
	Fannie Mae—128.1%
$27	2.325%, 4/1/30, FRN, MBS (k)	Aaa/AAA	$28,587
8	2.525%, 10/1/31, FRN, MBS	Aaa/AAA	7,931
142	2.525%, 3/1/32, FRN, MBS (k)	Aaa/AAA	143,385
21	2.53%, 9/1/28, FRN, MBS	Aaa/AAA	21,568
9	2.54%, 2/1/32, FRN, MBS	Aaa/AAA	9,451
72	2.614%, 11/1/27, FRN, MBS (k)	Aaa/AAA	75,421
91	2.686%, 12/1/28, FRN, MBS (k)	Aaa/AAA	96,116
83	2.75%, 3/1/31, FRN, MBS (k)	Aaa/AAA	87,337
47	2.81%, 2/1/27, FRN, MBS (k)	Aaa/AAA	49,906
227	2.815%, 12/1/30, FRN, MBS (k)	Aaa/AAA	230,497
108	2.848%, 12/1/25, FRN, MBS (k)	Aaa/AAA	114,337
76,000	4.00%, MBS, TBA (e)	Aaa/AAA	75,691,288
434	4.25%, 11/25/24, CMO (k)	Aaa/AAA	456,166
14	4.25%, 3/25/33, CMO	Aaa/AAA	14,754
4,360	4.50%, 7/25/40, CMO (k)	Aaa/AAA	4,157,270
160,000	4.50%, MBS, TBA (e)	Aaa/AAA	164,812,460
12	5.00%, 12/1/18, MBS	Aaa/AAA	13,215
71	5.50%, 8/25/14, CMO (k)	Aaa/AAA	72,432
20	5.50%, 12/25/16, CMO	Aaa/AAA	21,718
124	5.50%, 7/25/24, CMO (k)	Aaa/AAA	132,604
15,226	5.50%, 11/25/32, CMO (k)	Aaa/AAA	16,454,634
2,742	5.50%, 6/1/33, MBS (k)	Aaa/AAA	2,970,657
741	5.50%, 7/1/33, MBS (k)	Aaa/AAA	802,891
9	5.50%, 9/1/33, MBS	Aaa/AAA	9,562
1,080	5.50%, 10/1/33, MBS (k)	Aaa/AAA	1,170,665
38	5.50%, 12/1/33, MBS (k)	Aaa/AAA	41,545
623	5.50%, 1/1/34, MBS (k)	Aaa/AAA	675,493
6,643	5.50%, 2/1/34, MBS (k)	Aaa/AAA	7,201,234
77	5.50%, 7/1/34, MBS (k)	Aaa/AAA	83,762
517	5.50%, 8/1/34, MBS (k)	Aaa/AAA	560,098
164	5.50%, 10/1/34, MBS (k)	Aaa/AAA	177,211
887	5.50%, 12/25/34, CMO (k)	Aaa/AAA	984,267
1,370	5.50%, 4/25/35, CMO (k)	Aaa/AAA	1,522,086
140	5.50%, 9/1/35, MBS (k)	Aaa/AAA	151,076
36	5.50%, 1/1/36, MBS (k)	Aaa/AAA	39,342
85	5.50%, 8/1/37, MBS (k)	Aaa/AAA	92,106
383	5.50%, 6/1/38, MBS (k)	Aaa/AAA	414,584
886	5.50%, 7/1/38, MBS (k)	Aaa/AAA	959,565
383	5.50%, 3/1/39, MBS (k)	Aaa/AAA	414,794
101,000	5.50%, MBS, TBA (e)	Aaa/AAA	108,764,375
100	5.75%, 6/25/33, CMO (k)	Aaa/AAA	111,028
2,500	5.807%, 8/25/43, CMO (k)	Aaa/AAA	2,787,350
46	6.00%, 2/25/17, CMO (k)	Aaa/AAA	49,710
243	6.00%, 4/25/17, CMO (k)	Aaa/AAA	264,204
1,773	6.00%, 12/1/32, MBS (k)	Aaa/AAA	1,961,285
1,557	6.00%, 1/1/33, MBS (k)	Aaa/AAA	1,722,609
390	6.00%, 2/1/33, MBS (k)	Aaa/AAA	431,464
3,663	6.00%, 4/1/35, MBS (k)	Aaa/AAA	4,052,444
4,913	6.00%, 1/1/36, MBS (k)	Aaa/AAA	5,402,947
1,373	6.00%, 10/1/36, MBS (k)	Aaa/AAA	1,518,495

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value*
		Fannie Mae (continued)
$7,513		6.00%, 9/1/37, MBS (k)	Aaa/AAA	$8,245,581
13,277		6.00%, 4/1/39, MBS (k)	Aaa/AAA	14,600,463
6,171		6.00%, 1/25/44, CMO (k)	Aaa/AAA	6,869,933
77		6.377%, 12/25/42, CMO, VRN (k)	Aaa/AAA	84,835
16		6.50%, 5/1/13, MBS	Aaa/AAA	16,238
14		6.50%, 10/1/13, MBS	Aaa/AAA	15,260
97		6.50%, 2/1/14, MBS (k)	Aaa/AAA	100,277
156		6.50%, 10/1/18, MBS (k)	Aaa/AAA	171,956
130		6.50%, 9/1/19, MBS (k)	Aaa/AAA	142,547
217		6.50%, 1/1/20, MBS (k)	Aaa/AAA	238,463
210		6.50%, 6/25/23, CMO (k)	Aaa/AAA	244,248
—	(g)	6.50%, 3/1/24, MBS	Aaa/AAA	98
21		6.50%, 4/1/27, MBS	Aaa/AAA	24,041
124		6.50%, 11/18/27, CMO (k)	Aaa/AAA	139,761
11		6.50%, 1/1/28, MBS	Aaa/AAA	12,007
455		6.50%, 2/1/28, MBS (k)	Aaa/AAA	516,646
12		6.50%, 4/1/28, MBS	Aaa/AAA	13,526
56		6.50%, 9/1/28, MBS (k)	Aaa/AAA	64,004
17		6.50%, 11/1/28, MBS	Aaa/AAA	19,207
49		6.50%, 1/1/29, MBS (k)	Aaa/AAA	56,373
7		6.50%, 2/1/29, MBS	Aaa/AAA	7,411
3		6.50%, 3/1/29, MBS	Aaa/AAA	3,001
39		6.50%, 4/1/29, MBS (k)	Aaa/AAA	44,035
23		6.50%, 5/1/29, MBS	Aaa/AAA	26,503
51		6.50%, 6/1/29, MBS (k)	Aaa/AAA	56,999
644		6.50%, 7/1/29, MBS (k)	Aaa/AAA	729,093
5		6.50%, 9/1/29, MBS	Aaa/AAA	5,224
8		6.50%, 12/1/29, MBS	Aaa/AAA	9,078
200		6.50%, 4/1/31, MBS (k)	Aaa/AAA	227,560
133		6.50%, 5/1/31, MBS (k)	Aaa/AAA	148,249
137		6.50%, 8/1/31, MBS (k)	Aaa/AAA	152,899
1,193		6.50%, 9/25/31, CMO (k)	Aaa/AAA	1,354,492
52		6.50%, 10/1/31, MBS (k)	Aaa/AAA	58,076
27		6.50%, 11/1/31, MBS (k)	Aaa/AAA	29,998
1,978		6.50%, 3/25/32, CMO (k)	Aaa/AAA	2,234,970
34		6.50%, 6/1/32, MBS (k)	Aaa/AAA	37,840
110		6.50%, 8/1/32, MBS (k)	Aaa/AAA	123,544
53		6.50%, 9/1/32, MBS (k)	Aaa/AAA	59,955
354		6.50%, 10/1/32, MBS (k)	Aaa/AAA	400,404
254		6.50%, 5/1/33, MBS (k)	Aaa/AAA	287,539
74		6.50%, 6/1/33, MBS (k)	Aaa/AAA	84,180
130		6.50%, 7/1/33, MBS (k)	Aaa/AAA	147,210
156		6.50%, 8/1/33, MBS (k)	Aaa/AAA	176,692
447		6.50%, 9/1/33, MBS (k)	Aaa/AAA	504,884
1,195		6.50%, 10/1/33, MBS (k)	Aaa/AAA	1,351,677
877		6.50%, 11/1/33, MBS (k)	Aaa/AAA	991,845
179		6.50%, 12/1/33, MBS (k)	Aaa/AAA	202,301
442		6.50%, 1/1/34, MBS (k)	Aaa/AAA	500,390
60		6.50%, 2/1/34, MBS (k)	Aaa/AAA	68,142
24		6.50%, 3/1/34, MBS	Aaa/AAA	26,829
60		6.50%, 4/1/34, MBS (k)	Aaa/AAA	68,173
66		6.50%, 5/1/34, MBS (k)	Aaa/AAA	74,743
694		6.50%, 7/1/34, MBS (k)	Aaa/AAA	785,691
496		6.50%, 8/1/34, MBS (k)	Aaa/AAA	560,433

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$577	6.50%, 9/1/34, MBS (k)	Aaa/AAA	$652,126
14	6.50%, 10/1/34, MBS	Aaa/AAA	15,387
341	6.50%, 11/1/34, MBS (k)	Aaa/AAA	385,538
241	6.50%, 12/1/34, MBS (k)	Aaa/AAA	272,005
167	6.50%, 2/1/35, MBS (k)	Aaa/AAA	189,117
111	6.50%, 4/1/35, MBS (k)	Aaa/AAA	125,729
50	6.50%, 7/1/35, MBS (k)	Aaa/AAA	56,307
183	6.50%, 10/1/35, MBS (k)	Aaa/AAA	207,438
944	6.50%, 6/1/36, MBS (k)	Aaa/AAA	1,066,566
3,281	6.50%, 12/1/36, MBS (k)	Aaa/AAA	3,698,543
391	6.50%, 4/1/37, MBS (k)	Aaa/AAA	439,605
238	6.50%, 2/1/38, MBS (k)	Aaa/AAA	269,095
1,162	6.50%, 7/1/39, MBS (k)	Aaa/AAA	1,308,617
1,190	6.50%, 12/25/41, CMO (k)	Aaa/AAA	1,339,840
3,348	6.50%, 7/25/42, CMO (k)	Aaa/AAA	3,706,113
286	6.50%, 8/25/42, CMO (k)	Aaa/AAA	333,445
3,709	6.50%, 9/25/42, CMO (k)	Aaa/AAA	4,174,418
48	6.50%, 10/25/42, CMO, VRN (k)	Aaa/AAA	54,584
1,275	6.50%, 6/25/44, CMO (k)	Aaa/AAA	1,482,303
216	6.50%, 11/1/47, MBS (k)	Aaa/AAA	241,016
1,000	6.50%, MBS, TBA (e)	Aaa/AAA	1,121,094
54	6.85%, 12/18/27, CMO (k)	Aaa/AAA	61,046
50	7.00%, 7/18/12, CMO (k)	Aaa/AAA	51,481
35	7.00%, 1/1/13, MBS (k)	Aaa/AAA	35,045
17	7.00%, 2/1/15, MBS	Aaa/AAA	18,198
168	7.00%, 3/1/16, MBS (k)	Aaa/AAA	184,192
83	7.00%, 5/1/16, MBS (k)	Aaa/AAA	92,041
74	7.00%, 11/1/16, MBS (k)	Aaa/AAA	77,593
275	7.00%, 5/1/17, MBS (k)	Aaa/AAA	306,108
70	7.00%, 11/1/17, MBS (k)	Aaa/AAA	76,107
635	7.00%, 7/1/21, MBS (k)	Aaa/AAA	698,978
126	7.00%, 11/1/24, MBS (k)	Aaa/AAA	143,352
9	7.00%, 10/1/25, MBS	Aaa/AAA	10,215
42	7.00%, 6/18/27, CMO (k)	Aaa/AAA	47,918
5	7.00%, 9/1/27, MBS	Aaa/AAA	5,685
9	7.00%, 11/1/27, MBS	Aaa/AAA	10,272
34	7.00%, 12/1/27, MBS (k)	Aaa/AAA	39,562
3	7.00%, 5/1/28, MBS	Aaa/AAA	3,335
18	7.00%, 6/1/28, MBS	Aaa/AAA	20,454
51	7.00%, 2/1/29, MBS (k)	Aaa/AAA	58,894
135	7.00%, 3/1/29, MBS (k)	Aaa/AAA	155,197
136	7.00%, 4/1/29, MBS (k)	Aaa/AAA	156,094
71	7.00%, 5/1/29, MBS (k)	Aaa/AAA	81,572
54	7.00%, 6/1/29, MBS (k)	Aaa/AAA	61,431
22	7.00%, 7/1/29, MBS	Aaa/AAA	25,166
75	7.00%, 9/1/29, MBS (k)	Aaa/AAA	87,586
30	7.00%, 10/1/29, MBS	Aaa/AAA	34,955
1	7.00%, 11/1/29, MBS	Aaa/AAA	954
14	7.00%, 3/1/30, MBS	Aaa/AAA	15,647
5,376	7.00%, 4/1/30, MBS (k)	Aaa/AAA	6,194,168
136	7.00%, 5/1/30, MBS (k)	Aaa/AAA	156,855
12	7.00%, 4/1/31, MBS	Aaa/AAA	14,239
11	7.00%, 6/1/31, MBS	Aaa/AAA	12,138
36	7.00%, 7/1/31, MBS	Aaa/AAA	42,512

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$104	7.00%, 8/1/31, MBS (k)	Aaa/AAA	$119,053
93	7.00%, 9/1/31, MBS (k)	Aaa/AAA	106,977
11	7.00%, 11/1/31, MBS	Aaa/AAA	13,154
134	7.00%, 12/1/31, MBS (k)	Aaa/AAA	154,017
70	7.00%, 1/1/32, MBS (k)	Aaa/AAA	77,886
140	7.00%, 2/1/32, MBS (k)	Aaa/AAA	161,769
48	7.00%, 4/1/32, MBS (k)	Aaa/AAA	55,961
138	7.00%, 5/1/32, MBS (k)	Aaa/AAA	158,983
126	7.00%, 6/1/32, MBS (k)	Aaa/AAA	145,363
63	7.00%, 7/1/32, MBS (k)	Aaa/AAA	72,744
25	7.00%, 8/1/32, MBS	Aaa/AAA	28,649
338	7.00%, 9/25/32, CMO (k)	Aaa/AAA	386,924
185	7.00%, 9/1/33, MBS (k)	Aaa/AAA	212,229
353	7.00%, 11/1/33, MBS (k)	Aaa/AAA	405,229
577	7.00%, 1/1/34, MBS (k)	Aaa/AAA	659,826
140	7.00%, 7/1/34, MBS (k)	Aaa/AAA	156,681
155	7.00%, 2/25/35, CMO (k)	Aaa/AAA	182,082
142	7.00%, 3/1/35, MBS (k)	Aaa/AAA	163,613
1,899	7.00%, 7/1/36, MBS (k)	Aaa/AAA	2,156,216
1,543	7.00%, 9/25/41, CMO, VRN (k)	Aaa/AAA	1,814,188
167	7.00%, 10/25/41, CMO (k)	Aaa/AAA	189,414
78	7.00%, 7/25/42, CMO (k)	Aaa/AAA	89,752
411	7.00%, 11/25/43, CMO (k)	Aaa/AAA	469,162
351	7.00%, 2/25/44, CMO (k)	Aaa/AAA	402,415
2,159	7.00%, 3/25/45, CMO (k)	Aaa/AAA	2,441,648
208	7.00%, 12/1/46, MBS (k)	Aaa/AAA	236,170
383	7.00%, 1/1/47, MBS (k)	Aaa/AAA	434,395
1,282	7.231%, 2/25/42, CMO, VRN (k)	Aaa/AAA	1,458,900
1,128	7.363%, 10/25/42, CMO, VRN (k)	Aaa/AAA	1,302,554
530	7.50%, 6/1/17, MBS (k)	Aaa/AAA	581,132
39	7.50%, 12/1/17, MBS (k)	Aaa/AAA	44,672
388	7.50%, 5/1/22, MBS (k)	Aaa/AAA	453,701
54	7.50%, 10/25/22, CMO (k)	Aaa/AAA	61,977
586	7.50%, 4/1/24, MBS (k)	Aaa/AAA	673,227
52	7.50%, 11/25/26, CMO (k)	Aaa/AAA	58,137
201	7.50%, 6/19/30, CMO, VRN (k)	Aaa/AAA	230,586
202	7.50%, 6/25/30, CMO (k)	Aaa/AAA	229,347
47	7.50%, 7/1/31, MBS (k)	Aaa/AAA	54,266
104	7.50%, 5/1/32, MBS (k)	Aaa/AAA	121,522
90	7.50%, 9/1/37, MBS (k)	Aaa/AAA	102,649
1,162	7.50%, 7/25/41, CMO (k)	Aaa/AAA	1,325,673
74	7.50%, 7/25/42, CMO (k)	Aaa/AAA	85,437
8	7.50%, 8/25/42, CMO	Aaa/AAA	9,180
630	7.50%, 3/25/44, CMO (k)	Aaa/AAA	730,529
2,502	7.50%, 6/25/44, CMO (k)	Aaa/AAA	2,919,090
83	7.70%, 3/25/23, CMO (k)	Aaa/AAA	94,807
7	8.00%, 4/1/19, MBS	Aaa/AAA	8,097
325	8.00%, 9/25/21, CMO (k)	Aaa/AAA	373,733
2	8.00%, 1/1/22, MBS	Aaa/AAA	2,621
4	8.00%, 12/1/22, MBS	Aaa/AAA	4,528
7	8.00%, 6/1/24, MBS	Aaa/AAA	7,902
292	8.00%, 9/1/24, MBS (k)	Aaa/AAA	338,644
1	8.00%, 12/1/24, MBS	Aaa/AAA	1,307
2	8.00%, 9/1/27, MBS	Aaa/AAA	2,882

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$17	8.00%, 4/1/30, MBS	Aaa/AAA	$20,347
75	8.00%, 5/1/30, MBS (k)	Aaa/AAA	87,252
1,781	8.00%, 7/19/30, CMO, VRN (k)	Aaa/AAA	2,055,873
36	8.00%, 8/1/30, MBS (k)	Aaa/AAA	41,845
1	8.00%, 9/1/30, MBS	Aaa/AAA	1,260
1	8.00%, 10/1/30, MBS	Aaa/AAA	1,282
14	8.00%, 1/1/31, MBS	Aaa/AAA	16,641
11	8.00%, 3/1/31, MBS	Aaa/AAA	12,841
92	8.00%, 5/1/31, MBS (k)	Aaa/AAA	108,144
268	8.00%, 7/1/31, MBS (k)	Aaa/AAA	311,703
30	8.00%, 8/1/31, MBS	Aaa/AAA	35,224
328	8.00%, 10/1/31, MBS	Aaa/AAA	382,550
54	8.00%, 11/1/31, MBS (k)	Aaa/AAA	62,866
23	8.00%, 1/1/32, MBS	Aaa/AAA	26,258
96	8.00%, 5/1/32, MBS (k)	Aaa/AAA	111,886
12	8.00%, 6/1/32, MBS	Aaa/AAA	13,986
109	8.00%, 1/1/35, MBS (k)	Aaa/AAA	124,683
39	8.50%, 4/1/16, MBS (k)	Aaa/AAA	41,949
530	8.50%, 9/25/21, CMO (k)	Aaa/AAA	598,504
514	8.50%, 10/25/21, CMO (k)	Aaa/AAA	590,032
333	8.50%, 12/25/21, CMO (k)	Aaa/AAA	381,881
1,258	8.50%, 6/18/27, CMO (k)	Aaa/AAA	1,504,874
224	8.50%, 6/25/30, CMO (k)	Aaa/AAA	263,976
415	8.50%, 6/1/36, MBS (k)	Aaa/AAA	474,821
827	9.415%, 5/15/21, MBS (k)	Aaa/AAA	968,595
255	10.040%, 7/15/27, MBS (k)	Aaa/AAA	288,647
6	10.30%, 4/25/19, CMO	Aaa/AAA	6,454

			512,567,300

	Federal Housing Administration—0.8%
3,164	7.25%, 8/1/31 (f)	Aaa/AAA	3,134,872

	Freddie Mac—28.1%
9	2.387%, 12/1/26, FRN, MBS	Aaa/AAA	9,604
74	2.547%, 9/1/31, FRN, MBS (k)	Aaa/AAA	74,391
8	2.55%, 4/1/33, FRN, MBS	Aaa/AAA	8,396
3,000	4.00%, MBS, TBA (e)	Aaa/AAA	2,983,125
40	5.00%, 10/15/16, CMO (k)	Aaa/AAA	40,757
35	5.00%, 11/15/16, CMO (k)	Aaa/AAA	34,968
49	5.00%, 2/15/24, CMO (k)	Aaa/AAA	53,584
208	6.00%, 9/15/16, CMO (k)	Aaa/AAA	222,302
2,136	6.00%, 12/15/16, CMO (k)	Aaa/AAA	2,307,559
28	6.00%, 3/15/17, CMO (k)	Aaa/AAA	30,693
824	6.00%, 4/1/17, MBS (k)	Aaa/AAA	895,426
687	6.00%, 12/15/28, CMO (k)	Aaa/AAA	755,152
1,073	6.00%, 2/15/31, CMO (k)	Aaa/AAA	1,175,223
648	6.00%, 4/15/31, CMO (k)	Aaa/AAA	718,759
1,381	6.00%, 9/25/31, CMO (k)	Aaa/AAA	1,546,972
13,104	6.00%, 2/15/32, CMO (k)	Aaa/AAA	14,588,785
5	6.00%, 2/1/33, MBS	Aaa/AAA	5,924
1,393	6.00%, 3/1/33, MBS (k)	Aaa/AAA	1,517,981
40	6.00%, 2/1/34, MBS (k)	Aaa/AAA	44,321
130	6.00%, 3/15/35, CMO (k)	Aaa/AAA	144,864
740	6.50%, 11/1/16, MBS (k)	Aaa/AAA	809,243

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Freddie Mac (continued)
$16	6.50%, 8/1/21, MBS	Aaa/AAA	$17,629
141	6.50%, 9/15/23, CMO (k)	Aaa/AAA	158,505
2,332	6.50%, 10/15/23, CMO (k)	Aaa/AAA	2,431,807
333	6.50%, 12/15/23, CMO (k)	Aaa/AAA	364,015
352	6.50%, 3/15/26, CMO (k)	Aaa/AAA	394,760
942	6.50%, 2/15/28, CMO (k)	Aaa/AAA	1,087,052
1,836	6.50%, 5/15/29, CMO (k)	Aaa/AAA	2,039,724
9	6.50%, 6/1/29, MBS	Aaa/AAA	9,712
220	6.50%, 7/15/29, CMO (k)	Aaa/AAA	256,103
8,565	6.50%, 6/15/31, CMO (k)	Aaa/AAA	9,741,346
4,701	6.50%, 9/15/31, CMO (k)	Aaa/AAA	5,487,995
92	6.50%, 12/15/31, CMO (k)	Aaa/AAA	96,608
382	6.50%, 2/15/32, CMO (k)	Aaa/AAA	434,256
860	6.50%, 6/15/32, CMO (k)	Aaa/AAA	1,002,307
4,651	6.50%, 7/15/32, CMO (k)	Aaa/AAA	5,424,008
2,220	6.50%, 7/1/37, MBS (k)	Aaa/AAA	2,490,209
112	6.50%, 2/25/43, CMO (k)	Aaa/AAA	126,917
105	6.50%, 9/25/43, CMO, VRN (k)	Aaa/AAA	119,654
594	6.50%, 10/25/43, CMO (k)	Aaa/AAA	669,156
5,111	6.50%, 3/25/44, CMO (k)	Aaa/AAA	5,783,200
352	6.50%, 9/1/47, MBS (k)	Aaa/AAA	394,187
493	6.50%, 9/1/48, MBS (k)	Aaa/AAA	550,178
979	6.692%, 7/25/32, CMO, VRN (k)	Aaa/AAA	1,124,110
1,291	6.90%, 9/15/23, CMO (k)	Aaa/AAA	1,477,157
656	6.95%, 7/15/21, CMO (k)	Aaa/AAA	737,146
3	7.00%, 7/15/12, CMO	Aaa/AAA	2,814
61	7.00%, 9/1/12, MBS (k)	Aaa/AAA	62,688
5	7.00%, 10/1/12, MBS	Aaa/AAA	5,303
7	7.00%, 11/1/12, MBS	Aaa/AAA	7,668
5	7.00%, 12/1/12, MBS	Aaa/AAA	5,421
221	7.00%, 7/1/13, MBS (k)	Aaa/AAA	230,142
7	7.00%, 1/1/14, MBS	Aaa/AAA	7,743
259	7.00%, 9/1/14, MBS (k)	Aaa/AAA	277,093
59	7.00%, 11/1/14, MBS (k)	Aaa/AAA	62,811
22	7.00%, 7/1/15, MBS	Aaa/AAA	24,361
4	7.00%, 8/1/15, MBS	Aaa/AAA	4,510
25	7.00%, 4/1/16, MBS (k)	Aaa/AAA	26,843
3	7.00%, 6/1/16, MBS	Aaa/AAA	3,517
31	7.00%, 7/1/16, MBS (k)	Aaa/AAA	33,764
8	7.00%, 11/1/16, MBS	Aaa/AAA	8,768
8	7.00%, 3/1/17, MBS	Aaa/AAA	9,248
523	7.00%, 6/1/17, MBS (k)	Aaa/AAA	552,460
389	7.00%, 8/1/21, MBS (k)	Aaa/AAA	424,349
710	7.00%, 9/1/21, MBS (k)	Aaa/AAA	774,070
468	7.00%, 5/15/23, CMO (k)	Aaa/AAA	470,775
1,229	7.00%, 1/15/24, CMO (k)	Aaa/AAA	1,391,387
66	7.00%, 3/15/24, CMO (k)	Aaa/AAA	74,163
66	7.00%, 5/15/24, CMO (k)	Aaa/AAA	74,977
8	7.00%, 7/1/24, MBS	Aaa/AAA	9,152
720	7.00%, 9/15/25, CMO (k)	Aaa/AAA	836,633
920	7.00%, 7/15/27, CMO (k)	Aaa/AAA	1,076,758
4,311	7.00%, 3/15/29, CMO (k)	Aaa/AAA	5,199,721
82	7.00%, 3/1/31, MBS (k)	Aaa/AAA	94,694
1,601	7.00%, 6/15/31, CMO (k)	Aaa/AAA	1,826,260
631	7.00%, 10/1/31, MBS (k)	Aaa/AAA	728,039

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value*
		Freddie Mac (continued)
$251		7.00%, 1/1/32, MBS (k)	Aaa/AAA	$289,298
22		7.00%, 3/1/32, MBS	Aaa/AAA	25,199
45		7.00%, 4/1/32, MBS (k)	Aaa/AAA	52,427
379		7.00%, 1/1/36, MBS (k)	Aaa/AAA	437,156
2,449		7.00%, 6/1/36, MBS (k)	Aaa/AAA	2,790,305
402		7.00%, 7/1/36, MBS (k)	Aaa/AAA	457,853
4,042		7.00%, 8/1/36, MBS (k)	Aaa/AAA	4,604,503
799		7.00%, 9/1/36, MBS (k)	Aaa/AAA	910,689
1,172		7.00%, 11/1/36, MBS (k)	Aaa/AAA	1,334,350
451		7.00%, 12/1/36, MBS (k)	Aaa/AAA	513,348
2,205		7.00%, 1/1/37, MBS (k)	Aaa/AAA	2,511,985
864		7.00%, 2/25/43, CMO (k)	Aaa/AAA	1,000,386
367		7.00%, 9/25/43, CMO (k)	Aaa/AAA	433,788
115		7.00%, 10/25/43, CMO (k)	Aaa/AAA	133,134
235		7.157%, 7/25/32, CMO, VRN (k)	Aaa/AAA	273,269
57		7.50%, 1/1/16, MBS (k)	Aaa/AAA	62,276
1,325		7.50%, 5/15/24, CMO (k)	Aaa/AAA	1,617,246
229		7.50%, 8/1/24, MBS (k)	Aaa/AAA	267,692
2		7.50%, 6/1/25, MBS	Aaa/AAA	2,482
20		7.50%, 12/1/25, MBS	Aaa/AAA	23,071
4		7.50%, 1/1/26, MBS	Aaa/AAA	5,597
15		7.50%, 2/1/26, MBS	Aaa/AAA	16,898
22		7.50%, 3/1/26, MBS	Aaa/AAA	24,993
29		7.50%, 4/1/26, MBS (k)	Aaa/AAA	33,662
25		7.50%, 5/1/26, MBS	Aaa/AAA	28,893
219		7.50%, 6/1/26, MBS (k)	Aaa/AAA	254,159
177		7.50%, 7/1/26, MBS (k)	Aaa/AAA	205,673
49		7.50%, 8/1/26, MBS	Aaa/AAA	56,419
14		7.50%, 11/1/26, MBS	Aaa/AAA	15,926
472		7.50%, 12/1/26, MBS (k)	Aaa/AAA	548,321
176		7.50%, 3/15/28, CMO (k)	Aaa/AAA	208,236
3,401		7.50%, 4/1/28, MBS (k)	Aaa/AAA	3,944,235
—	(g)	7.50%, 2/1/30, MBS	Aaa/AAA	562
1		7.50%, 4/1/30, MBS	Aaa/AAA	1,140
—	(g)	7.50%, 6/1/30, MBS	Aaa/AAA	78
4		7.50%, 10/1/30, MBS	Aaa/AAA	4,636
23		7.50%, 11/1/30, MBS	Aaa/AAA	26,628
950		7.50%, 12/1/30, MBS (k)	Aaa/AAA	1,101,504
672		7.50%, 5/1/32, MBS (k)	Aaa/AAA	778,723
28		7.50%, 7/1/33, MBS (k)	Aaa/AAA	31,974
85		7.50%, 7/1/34, MBS (k)	Aaa/AAA	97,123
521		7.50%, 3/1/37, MBS (k)	Aaa/AAA	594,224
70		7.50%, 2/25/42, CMO (k)	Aaa/AAA	82,562
72		8.00%, 8/15/22, CMO (k)	Aaa/AAA	84,399
40		8.00%, 7/1/24, MBS	Aaa/AAA	47,085
56		8.00%, 8/1/24, MBS (k)	Aaa/AAA	66,634
650		8.00%, 12/1/26, MBS (k)	Aaa/AAA	767,574
162		8.00%, 4/15/30, CMO (k)	Aaa/AAA	189,684
153		8.50%, 4/15/22, CMO (k)	Aaa/AAA	160,393
412		8.50%, 10/1/30, MBS (k)	Aaa/AAA	479,144

				112,289,438

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Ginnie Mae—8.7%
$197	5.50%, 6/20/35, FRN, MBS (k)	Aaa/AAA	$207,813
29	6.00%, 4/15/29, MBS (k)	Aaa/AAA	32,191
3	6.00%, 8/15/31, MBS	Aaa/AAA	3,109
57	6.00%, 2/15/36, MBS (k)	Aaa/AAA	63,184
22	6.00%, 6/15/36, MBS	Aaa/AAA	24,389
10	6.00%, 7/15/36, MBS	Aaa/AAA	11,609
39	6.00%, 9/15/36, MBS (k)	Aaa/AAA	43,161
74	6.00%, 10/15/36, MBS (k)	Aaa/AAA	82,458
65	6.00%, 12/15/36, MBS (k)	Aaa/AAA	71,924
17	6.00%, 6/15/37, MBS	Aaa/AAA	18,585
1,600	6.00%, 7/15/37, MBS (k)	Aaa/AAA	1,775,835
47	6.00%, 11/15/37, MBS (k)	Aaa/AAA	52,888
60	6.00%, 12/15/37, MBS (k)	Aaa/AAA	66,700
125	6.00%, 3/15/38, MBS (k)	Aaa/AAA	138,705
585	6.00%, 9/15/38, MBS (k)	Aaa/AAA	653,942
1,154	6.00%, 10/15/38, MBS (k)	Aaa/AAA	1,279,187
3,923	6.00%, 11/15/38, MBS (k)	Aaa/AAA	4,373,687
31	6.00%, 12/15/38, MBS (k)	Aaa/AAA	34,558
14,000	6.00%, MBS, TBA (e)	Aaa/AAA	15,472,184
98	6.50%, 11/20/24, MBS (k)	Aaa/AAA	110,555
797	6.50%, 4/15/32, MBS (k)	Aaa/AAA	903,804
1,070	6.50%, 5/15/32, MBS (k)	Aaa/AAA	1,213,379
58	6.50%, 6/20/32, CMO (k)	Aaa/AAA	66,724
349	6.50%, 8/20/38, MBS (k)	Aaa/AAA	375,914
126	6.50%, 10/20/38, MBS (k)	Aaa/AAA	135,170
3	7.00%, 4/15/24, MBS	Aaa/AAA	3,489
23	7.00%, 7/15/25, MBS (k)	Aaa/AAA	26,866
29	7.00%, 9/15/25, MBS	Aaa/AAA	33,929
16	7.00%, 11/15/25, MBS	Aaa/AAA	18,711
8	7.00%, 12/15/25, MBS	Aaa/AAA	9,148
22	7.00%, 3/15/26, MBS	Aaa/AAA	25,702
7	7.00%, 4/15/26, MBS	Aaa/AAA	8,242
2	7.00%, 5/15/26, MBS	Aaa/AAA	2,300
45	7.00%, 6/15/26, MBS (k)	Aaa/AAA	51,017
3,412	7.00%, 3/20/31, CMO (k)	Aaa/AAA	3,870,801
5	7.50%, 1/15/17, MBS	Aaa/AAA	5,676
2	7.50%, 2/15/17, MBS	Aaa/AAA	2,518
4	7.50%, 3/15/17, MBS	Aaa/AAA	3,784
2	7.50%, 4/15/17, MBS	Aaa/AAA	2,730
4	7.50%, 5/15/17, MBS	Aaa/AAA	5,333
2	7.50%, 7/15/17, MBS	Aaa/AAA	2,317
1	7.50%, 6/15/23, MBS	Aaa/AAA	901
10	7.50%, 10/15/25, MBS	Aaa/AAA	12,148
112	7.50%, 3/15/26, MBS (k)	Aaa/AAA	130,232
134	7.50%, 6/20/26, CMO (k)	Aaa/AAA	153,261
239	7.50%, 9/15/26, MBS (k)	Aaa/AAA	278,475
9	7.50%, 12/15/26, MBS	Aaa/AAA	10,394
2	7.50%, 1/15/27, MBS	Aaa/AAA	2,671
4	7.50%, 2/15/27, MBS	Aaa/AAA	4,681
56	7.50%, 3/15/27, MBS (k)	Aaa/AAA	64,969
286	7.50%, 4/15/27, MBS (k)	Aaa/AAA	332,814
6	7.50%, 5/15/27, MBS	Aaa/AAA	6,795
109	7.50%, 6/15/27, MBS (k)	Aaa/AAA	127,121
157	7.50%, 7/15/27, MBS (k)	Aaa/AAA	183,001
47	7.50%, 8/15/27, MBS (k)	Aaa/AAA	55,289
55	7.50%, 12/15/27, MBS (k)	Aaa/AAA	63,568

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value*
		Ginnie Mae (continued)
$341		7.50%, 1/15/28, MBS (k)	Aaa/AAA	$397,037
85		7.50%, 2/15/28, MBS (k)	Aaa/AAA	99,745
162		7.50%, 1/15/29, MBS (k)	Aaa/AAA	189,065
186		7.50%, 2/15/29, MBS (k)	Aaa/AAA	216,864
6		7.50%, 3/15/29, MBS	Aaa/AAA	6,586
4		8.00%, 6/15/16, MBS	Aaa/AAA	3,848
—	(g)	8.00%, 7/15/16, MBS	Aaa/AAA	164
9		8.00%, 1/15/17, MBS	Aaa/AAA	9,168
—	(g)	8.00%, 2/15/17, MBS	Aaa/AAA	156
6		8.00%, 3/15/17, MBS	Aaa/AAA	7,282
15		8.00%, 4/15/17, MBS	Aaa/AAA	16,513
8		8.00%, 5/15/17, MBS	Aaa/AAA	9,505
1		8.00%, 6/15/17, MBS	Aaa/AAA	788
9		8.00%, 7/15/17, MBS	Aaa/AAA	9,413
—	(g)	8.00%, 1/15/20, MBS	Aaa/AAA	541
—	(g)	8.00%, 5/15/21, MBS	Aaa/AAA	39
6		8.00%, 11/15/21, MBS	Aaa/AAA	6,435
4		8.00%, 12/15/21, MBS	Aaa/AAA	5,170
8		8.00%, 4/15/22, MBS	Aaa/AAA	9,249
—	(g)	8.00%, 5/15/22, MBS	Aaa/AAA	267
6		8.00%, 11/15/22, MBS	Aaa/AAA	6,424
321		8.00%, 3/20/30, CMO (k)	Aaa/AAA	385,096
—	(g)	8.50%, 10/15/16, MBS	Aaa/AAA	199
—	(g)	8.50%, 5/15/22, MBS	Aaa/AAA	225
1		8.50%, 1/15/23, MBS	Aaa/AAA	1,040
2		8.50%, 8/15/30, MBS	Aaa/AAA	2,251
12		8.50%, 2/15/31, MBS	Aaa/AAA	13,995
13		9.00%, 6/15/16, MBS	Aaa/AAA	13,295
34		9.00%, 11/15/16, MBS (k)	Aaa/AAA	37,954
33		9.00%, 12/15/16, MBS (k)	Aaa/AAA	37,218
20		9.00%, 9/15/17, MBS	Aaa/AAA	20,885
42		9.00%, 12/15/17, MBS (k)	Aaa/AAA	47,796
56		9.00%, 3/15/18, MBS (k)	Aaa/AAA	65,921
43		9.00%, 5/15/18, MBS (k)	Aaa/AAA	49,660
20		9.00%, 6/15/18, MBS	Aaa/AAA	19,815
204		9.00%, 10/15/19, MBS (k)	Aaa/AAA	236,139
148		9.00%, 11/15/19, MBS (k)	Aaa/AAA	168,620
79		9.00%, 1/15/20, MBS (k)	Aaa/AAA	93,139

				34,898,045

		Small Business Administration Participation Certificates—4.7%
550		4.625%, 2/1/25, ABS	Aaa/AAA	582,081
456		4.754%, 8/10/14, ABS	Aaa/AAA	482,852
331		5.038%, 3/10/15, ABS	Aaa/AAA	354,998
1,438		5.51%, 11/1/27, ABS	Aaa/AAA	1,563,760
13,745		5.60%, 9/1/28, ABS	Aaa/AAA	14,858,808
134		5.78%, 8/1/27, ABS	Aaa/AAA	146,883
134		5.82%, 7/1/27, ABS	Aaa/AAA	148,593
91		6.30%, 7/1/13	Aaa/AAA	92,970
271		6.30%, 6/1/18	Aaa/AAA	295,811
90		6.40%, 8/1/13	Aaa/AAA	92,830
39		7.20%, 6/1/17	Aaa/AAA	42,538
26		7.70%, 7/1/16	Aaa/AAA	28,183

				18,690,307

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Vendee Mortgage Trust—1.6%
$443	6.50%, 3/15/29, CMO (k)	Aaa/AAA	$499,246
86	6.75%, 2/15/26, CMO (k)	Aaa/AAA	98,004
198	6.75%, 6/15/26, CMO (k)	Aaa/AAA	225,356
5,344	7.50%, 9/15/30, CMO (k)	Aaa/AAA	5,686,273

			6,508,879

	Total U.S. Government Agency Securities (cost—$666,833,669)		688,088,840

CORPORATE BONDS & NOTES—64.4%
Airlines—3.1%
3,000	American Airlines, Inc., 10.50%, 10/15/12	B2/B	3,232,500
859	Northwest Airlines, Inc., 1.063%, 11/20/15, FRN (MBIA)(k)	Baa2/A-	811,387
	United Air Lines Pass Through Trust,
2,545	6.636%, 1/2/24	Baa2/BB+	2,569,981
923	9.75%, 1/15/17 (k)	Baa2/BBB+	1,049,744
4,249	10.40%, 5/1/18 (k)	Baa2/BBB+	4,865,539

			12,529,151

Banking—12.2%
£1,300	Barclays Bank PLC, 14.00%, 6/15/19 (h)	Baa2/A-	2,850,034
	BPCE S.A. (h),
€270	4.625%, 7/30/15	Baa3/BBB+	351,921
€315	5.25%, 7/30/14	Baa3/BBB+	430,404
€50	9.00%, 3/17/15	Baa3/BBB+	78,131
€300	9.25%, 4/22/15	Baa3/BBB+	467,673
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
€2,000	6.875%, 3/19/20	NR/NR	3,031,429
$5,900	11.00%, 6/30/19 (a)(d)(h)(k)	A2/AA-	7,722,380
7,700	Discover Bank, 7.00%, 4/15/20	Ba1/BBB-	8,679,417
£800	DnB NOR Bank ASA, 6.012%, 3/29/17 (h)	Baa3/BBB+	1,346,302
$5,000	ICICI Bank Ltd., 5.75%, 11/16/20 (a)(d)	Baa2/BBB-	5,040,740
13,000	Regions Financial Corp., 7.75%, 11/10/14 (k)	Ba3/BB+	14,213,472
	Royal Bank of Scotland PLC, FRN,
2,000	0.990%, 4/11/16	Baa3/BBB+	1,806,170
3,000	1.048%, 9/29/15	Baa3/BBB+	2,710,023

			48,728,096

Chemicals—1.2%
4,500	Lyondell Chemical Co., 8.00%, 11/1/17 (a)(d)	Ba2/BB+	5,028,750

Energy—0.2%
625	Consol Energy, Inc., 8.25%, 4/1/20	B1/BB	700,000

Financial Services—29.0%
	Ally Financial, Inc.,
3,000	6.75%, 12/1/14	B1/B	3,198,378
6,100	8.30%, 2/12/15	B1/B	6,877,750
1,800	C10 Capital SPV Ltd., 6.722%, 12/31/16 (h)	NR/B-	1,430,114
3,000	Cantor Fitzgerald L.P., 6.375%, 6/26/15 (a)(d)(k)	Baa3/BBB	3,129,255
	CIT Group, Inc.,
3,900	5.25%, 4/1/14 (a)(d)	B3/B+	3,997,024
1,225	7.00%, 5/1/13	B3/B+	1,249,597
502	7.00%, 5/1/14	B3/B+	512,832
502	7.00%, 5/1/15	B3/B+	510,321
837	7.00%, 5/1/16	B3/B+	845,306
1,172	7.00%, 5/1/17	B3/B+	1,184,164

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value*
		Citigroup, Inc. (k),
	$9,000	5.00%, 9/15/14	Baa1/A-	$9,537,462
	10,000	5.625%, 8/27/12	Baa1/A-	10,510,390
		Credit Agricole S.A. (h),
	£250	5.136%, 2/24/16	A3/A-	366,433
	$2,500	6.637%, 5/31/17 (a)(d)(k)	A3/A-	2,324,500
	£800	8.125%, 10/26/19	A3/A-	1,376,368
		Ford Motor Credit Co. LLC,
	$1,000	6.625%, 8/15/17	Ba2/BB-	1,103,148
	10,000	8.70%, 10/1/14 (k)	Ba2/BB-	11,460,230
		General Electric Capital Corp.,
	5,000	4.375%, 9/16/20 (k)	Aa2/AA+	4,944,740
	£3,000	6.50%, 9/15/67, (converts to FRN on 9/15/17)	Aa3/A+	4,935,884
	$4,000	HSBC Finance Corp., 6.676%, 1/15/21 (a)(d)(k)	Baa1/BBB+	4,256,064
		International Lease Finance Corp.(a)(d),
	2,000	6.75%, 9/1/16	Ba3/BBB-	2,140,000
	7,000	7.125%, 9/1/18 (k)	Ba3/BBB-	7,560,000
	£300	LBG Capital No.2 PLC, 15.00%, 12/21/19	Ba2/BB+	691,525
	$4,000	Merrill Lynch & Co., Inc., 0.738%, 1/15/15, FRN (k)	A2/A	3,889,196
		Morgan Stanley,
	8,000	0.726%, 10/18/16, FRN (k)	A2/A	7,598,936
AUD	2,700	5.33%, 3/1/13, FRN	A2/A	2,905,408
	$1,000	6.625%, 4/1/18 (k)	A2/A	1,118,575
		SLM Corp.,
	150	0.574%, 1/27/14, FRN	Ba1/BBB-	146,253
	€1,500	3.125%, 9/17/12	Ba1/BBB-	2,192,530
	$570	3.682%, 2/1/14, FRN	Ba1/BBB-	578,009
	1,050	5.00%, 10/1/13	Ba1/BBB-	1,095,229
	500	5.125%, 8/27/12	Ba1/BBB-	518,042
	200	5.375%, 1/15/13	Ba1/BBB-	209,837
	1,000	5.375%, 5/15/14	Ba1/BBB-	1,044,730
	1,000	8.00%, 3/25/20	Ba1/BBB-	1,109,762
	2,500	8.45%, 6/15/18	Ba1/BBB-	2,841,362
	1,800	UBS AG, 5.875%, 12/20/17 (k)	Aa3/A+	2,013,224
	4,750	Waha Aerospace BV, 3.925%, 7/28/20 (a)(d)(k)	Aa2/AA	4,792,750

				116,195,328

Healthcare & Hospitals—0.4%
	1,500	HCA, Inc., 9.00%, 12/15/14	Caa1/B-	1,621,875

Hotels/Gaming—0.0%
	100	MGM Resorts International, 9.00%, 3/15/20	Ba3/B	112,000

Insurance—7.2%
		American International Group, Inc.,
	6,300	5.85%, 1/16/18 (k)	Baa1/A-	6,679,115
	3,000	6.25%, 5/1/36 (k)	Baa1/A-	3,098,823
	3,900	6.40%, 12/15/20 (k)	Baa1/A-	4,277,212
	9,700	8.25%, 8/15/18 (k)	Baa1/A-	11,552,060
	£1,750	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	3,069,267

				28,676,477

Oil & Gas—7.7%
		Anadarko Petroleum Corp.,
	$600	6.20%, 3/15/40	Ba1/BBB-	601,149
	3,600	6.375%, 9/15/17 (k)	Ba1/BBB-	4,073,605
	4,500	6.45%, 9/15/36 (k)	Ba1/BBB-	4,657,113
	7,000	BP Capital Markets PLC, 4.75%, 3/10/19 (k)	A2/A	7,345,961

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Gaz Capital S.A. for Gazprom,
€1,000	5.875%, 6/1/15 (a)(d)	Baa1/BBB	$1,586,756
$3,000	8.625%, 4/28/34	Baa1/BBB	3,690,000
2,000	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13	Baa1/BBB	2,274,400
1,250	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.332%, 9/30/27 (b)	Aa3/A	1,315,870
5,000	Shell International Finance BV, 5.50%, 3/25/40 (k)	Aa1/AA	5,206,615

			30,751,469

Real Estate Investment Trust—2.6%
2,000	Kilroy Realty L.P., 5.00%, 11/3/15 (k)	Baa3/BBB-	2,081,992
4,500	Reckson Operating Partnership L.P., 7.75%, 3/15/20	Ba1/BBB-	5,146,992
3,000	Wells Operating Partnership II L.P., 5.875%, 4/1/18 (a)(d)(k)	Baa3/BBB-	3,021,795

			10,250,779

Retail—0.3%
973	CVS Pass Through Trust, 7.507%, 1/10/32 (a)(d)(k)	Baa2/BBB+	1,142,646

Utilities—0.5%
2,000	Energy Future Holdings Corp., 10.00%, 1/15/20	Caa3/B-	2,151,192

	Total Corporate Bonds & Notes (cost—$220,685,950)		257,887,763

MORTGAGE-BACKED SECURITIES—44.3%
	Adjustable Rate Mortgage Trust, CMO, VRN,
1,831	2.741%, 7/25/35	Caa1/AA-	1,517,376
4,708	4.920%, 8/25/35	Caa1/BB-	4,277,189
2,833	Banc of America Large Loan, Inc., 5.686%, 4/24/49, CMO, VRN (a)(d)	NR/NR	2,902,897
79	Banc of America Mortgage Securities, Inc., 2.888%, 2/25/35, CMO, FRN	B2/NR	70,031
574	BCAP LLC Trust, 5.059%, 3/26/36, CMO, FRN (a)(d)	NR/NR	532,984
5,000	Bear Stearns Adjustable Rate Mortgage Trust,
	2.851%, 10/25/35, CMO, FRN	NR/BB	4,381,945
920	Bear Stearns Alt-A Trust, 5.969%, 8/25/36, CMO, VRN	Caa3/CCC	622,102
27	Citigroup Mortgage Loan Trust, Inc., 7.00%, 9/25/33, CMO	Aa2/NR	27,671
	Countrywide Alternative Loan Trust, CMO,
1,736	6.25%, 8/25/37	Caa3/D	1,152,251
2,453	6.50%, 7/25/35	Ca/CCC	1,533,775
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
1,444	3.951%, 8/25/34, FRN	Caa1/AA	988,117
4,357	6.00%, 5/25/37	Caa2/NR	3,602,834
4,664	7.50%, 11/25/34 (a)(d)	Baa1/NR	4,764,061
656	7.50%, 6/25/35 (a)(d)	B1/BBB	687,447
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
533	1.363%, 3/25/34, FRN	Aa2/AA+	446,246
1,217	7.00%, 2/25/34	Aa2/AAA	1,281,028
	Credit Suisse Mortgage Capital Certificates,CMO,
5,095	0.389%, 10/15/21, FRN (a)(d)	Aa2/AAA	4,929,871
2,306	5.695%, 9/15/40, VRN	NR/A-	2,455,322
€2,774	DECO Series, 1.516%, 10/27/20, CMO, FRN	Aaa/A	3,622,460
$6,770	Deutsche Mortgage Securities, Inc., 5.00%, 6/26/35, CMO, VRN (a)(d)	A3/AAA	4,923,394
€29	EMF-NL, 2.232%, 10/17/39, CMO, FRN	NR/AAA	41,631
$615	GMAC Mortgage Corp. Loan Trust, 5.171%, 8/19/34, CMO, FRN	Ba2/AAA	485,057
3,207	GSAA Trust, 6.00%, 4/1/34, CMO	A2/AAA	3,318,080
	GSMPS Mortgage Loan Trust, CMO (a)(d),
4,453	7.00%, 6/25/43	NR/NR	4,532,709
112	7.50%, 6/19/27, VRN	NR/NR	110,876
1,671	8.00%, 9/19/27, VRN	NR/NR	1,710,830

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	GSR Mortgage Loan Trust, CMO,
$1,143	0.543%, 12/25/34, FRN	Baa3/AAA	$996,408
597	0.553%, 12/25/34, FRN	Ba2/NR	499,518
6,306	5.176%, 11/25/35, VRN	NR/BB+	6,141,152
5,000	5.50%, 11/25/35	NR/CCC	4,585,570
1,601	6.50%, 1/25/34	NR/AAA	1,688,521
	Harborview Mortgage Loan Trust, CMO,
3,291	0.584%, 10/19/33, FRN	Aa3/AAA	3,022,293
3,474	5.598%, 6/19/36, VRN	Ca/D	2,152,648
1,768	JPMorgan Mortgage Trust, 5.50%, 6/25/37, CMO	NR/CC	1,552,847
714	JPMorgan Alternative Loan Trust, 5.95%, 9/25/36, CMO, VRN	Caa1/B-	717,820
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO (a)(d),
5,000	0.669%, 7/15/19, FRN	Baa1/NR	4,545,492
4,000	5.717%, 3/18/51, VRN	A1/NR	4,160,806
6,279	JPMorgan Mortgage Trust, 2.929%, 10/25/36, CMO, VRN	Caa1/NR	5,057,091
4,286	Luminent Mortgage Trust, 0.383%, 12/25/36, CMO, FRN	Caa2/B+	2,659,203
1,954	MASTR Adjustable Rate Mortgage Trust, 3.124%, 10/25/34, CMO, VRN	NR/A	1,522,305
	MASTR Alternative Loans Trust, CMO,
1,138	6.25%, 7/25/36	Caa3/CCC	877,921
1,385	6.50%, 3/25/34	Aa2/AAA	1,459,076
114	7.00%, 4/25/34	Aa2/AAA	109,515
	MASTR Reperforming Loan Trust, CMO (a)(d),
3,112	7.00%, 5/25/35	Ba3/BBB-	3,142,354
4,482	7.50%, 7/25/35	Ba3/AAA	4,150,076
180	Merrill Lynch Mortgage Investors, Inc., 5.25%, 8/25/36, CMO, VRN	A3/AAA	183,272
3	Morgan Stanley Dean Witter Capital I, 5.50%, 4/25/17, CMO	NR/BB	3,212
	Newgate Fund PLC, CMO, FRN,
£4,200	1.806%, 12/15/50	Aa2/AA	5,620,627
£1,200	2.056%, 12/15/50	A3/A-	1,279,120
€800	2.423%, 12/15/50	A3/A-	761,163
€1,300	2.673%, 12/15/50	Ba1/BB+	1,071,839
	Nomura Asset Acceptance Corp., CMO (a)(d),
$2,437	7.00%, 10/25/34	A1/AAA	2,505,454
3,630	7.50%, 3/25/34	Aa3/AAA	3,709,388
7,312	7.50%, 10/25/34	A1/AAA	7,752,640
	Residential Accredit Loans, Inc., CMO,
3,606	0.393%, 6/25/46, FRN	Caa2/CCC	1,453,548
4,461	6.00%, 8/25/35	NR/CCC	3,756,615
	Residential Asset Mortgage Products, Inc., CMO,
69	6.50%, 11/25/31	NR/A+	68,726
601	7.00%, 8/25/16	NR/B+	607,109
1,113	8.50%, 10/25/31	Aa2/BB	1,200,275
1,685	8.50%, 11/25/31	NR/CCC	1,801,165
2,067	Sequoia Mortgage Trust, 0.413%, 7/20/36, CMO, FRN	B1/BBB+	1,695,471
604	Structured Adjustable Rate Mortgage Loan Trust,
	2.620%, 3/25/34, CMO, VRN	Baa3/AAA	595,554
6,140	Structured Asset Mortgage Investments, Inc.,
	1.806%, 8/25/47, CMO, FRN	Caa2/CCC	3,610,252
5,665	Structured Asset Securities Corp., 7.50%, 10/25/36, CMO (a)(d)	B3/CCC	5,387,473
4,510	Thornburg Mortgage Securities Trust, 0.323%, 3/25/37, CMO, FRN	B3/B	4,359,899
	UBS Commercial Mortgage Trust, FRN, CMO, (a)(b)(d)(m)
1,500	0.794%, 7/15/24 (acquisition cost-$1,027,500; purchased 4/15/11)	Ba3/B-	1,039,221
1,300	0.794%, 7/15/24 (acquisition cost-$794,625; purchased 4/15/11)	B1/CCC+	797,217
2,800	0.794%, 7/15/24 (acquisition cost-$2,114,000; purchased 4/15/11)	Ba1/B	2,126,525

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$5,000	Wachovia Bank Commercial Mortgage Trust,
	0.339%, 9/15/21, CMO, FRN (a)(d)	Baa2/A+	$4,770,638
	WaMu Mortgage Pass Through Certificates, CMO, VRN,
575	2.667%, 5/25/35	NR/BB+	473,383
3,933	4.547%, 12/25/36	NR/CCC	3,146,850
	Washington Mutual MSC Mortgage Pass Through Certificates, CMO,
1,945	6.50%, 8/25/34	NR/AAA	2,007,594
677	7.00%, 3/25/34	NR/AAA	706,479
1,642	7.50%, 4/25/33	NR/AAA	1,706,659
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
2,691	2.772%, 4/25/36, VRN	NR/BB+	2,304,168
1,353	2.808%, 6/25/35, FRN	NR/AA	1,295,666
533	2.827%, 6/25/35, VRN	Baa1/AA+	528,710
195	2.901%, 4/25/36, VRN	NR/CCC	171,139
2,321	2.905%, 5/25/35, VRN	Baa2/AAA	2,292,785
2,800	5.705%, 10/25/36, VRN	Caa1/NR	2,379,905

	Total Mortgage-Backed Securities (cost—$171,066,531)		177,128,541

SENIOR LOANS (a)(c)—6.6%
Financial Services—4.8%
11,000	American General Finance Corp., 7.25%, 4/21/15		11,035,904
	CIT Group, Inc.,
1,829	6.25%, 8/11/15, Term 3		1,859,067
	International Lease Finance Corp.,
1,700	6.75%, 3/17/15, Term B1		1,712,901
1,300	7.00%, 3/17/16, Term B2		1,309,750
3,266	iStar Financial, Inc., 5.00%, 6/28/13, Term A1 (b)(m)
	(acquisition cost-$2,955,339; purchased 3/11/11)		3,246,173

			19,163,795

Healthcare & Hospitals—0.5%
2,000	HCA, Inc., 1.557%, 11/17/12, Term A		1,998,226

Oil & Gas—1.0%
3,895	Petroleum Export, 3.309%, 12/7/12, Term B		3,885,263

Utilities—0.4%
1,913	Texas Competitive Electric Holdings Co. LLC, 5.00%, 10/10/17		1,536,293

	Total Senior Loans (cost—$26,370,714)		26,583,577

ASSET-BACKED SECURITIES—4.0%
736	Access Financial Manufactured Housing Contract Trust, 7.65%, 5/15/21	Caa2/NR	616,974
	Advanta Business Card Master Trust, FRN,
773	0.463%, 6/20/14	Ca/CCC-	630,616
773	0.463%, 12/22/14	Ca/CCC-	630,630
	Ameriquest Mortgage Securities, Inc., FRN,
1,701	3.738%, 11/25/32	C/D	124,989
554	5.838%, 2/25/33	C/D	38,704
1,693	Bear Stearns Asset-Backed Securities Trust, 0.713%, 9/25/34, FRN	NR/A	1,332,972
	Conseco Finance Securitizations Corp.,
654	7.96%, 2/1/32	Ca/CCC-	582,209
330	7.97%, 5/1/32	Ca/CCC-	248,490
	Conseco Financial Corp.,
272	6.53%, 2/1/31, VRN	NR/CCC-	261,169
461	7.05%, 1/15/27	B3/B	419,967
1,128	Credit-Based Asset Servicing and Securitization LLC, 6.02%, 12/25/37 (a)(d)	Ba2/AAA	977,160
CAD 636	Ford Auto Securitization Trust, 4.817%, 10/15/12 (a)(d)	NR/AAA	686,717

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$5,000	Green Tree, 8.97%, 4/25/38, VRN (a)(d)	NR/NR	$5,580,886
1,000	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	1,071,172
2,140	Merrill Lynch Mortgage Investors, Inc., 0.713%, 6/25/36, FRN	Caa1/BB-	1,305,160
1,664	Morgan Stanley ABS Capital I, 0.393%, 1/25/36, FRN	B3/B-	1,527,599
44	Oakwood Mortgage Investors, Inc., 0.449%, 5/15/13, FRN	Caa1/B-	33,918
33	Residential Asset Mortgage Products, Inc., 8.50%, 12/25/31	NR/CCC	33,882

	Total Asset-Backed Securities (cost—$16,369,078)		16,103,214

Shares
CONVERTIBLE PREFERRED STOCK—0.4%
Utilities—0.4%
27,200	PPL Corp., 9.50%, 7/1/13 (cost—$1,360,000)	NR/NR	1,541,696

Principal Amount (000s)
MUNICIPAL BONDS—0.3%
West Virginia—0.3%
	Tobacco Settlement Finance Auth. Rev.,
$1,895	7.467%, 6/1/47, Ser. A (cost—$1,783,076)	Baa3/BB+	1,324,321

Shares
COMMON STOCK—0.0%
Oil, Gas & Consumable Fuels—0.0%
3,881	SemGroup Corp., Class A (j) (cost—$100,913)		108,869

Units
WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
4,086	SemGroup Corp., expires 11/30/14 (j) (cost—$18,385)		33,706

Principal Amount (000s)
SHORT-TERM INVESTMENTS—9.1%
Corporate Notes—5.9%
Financial Services—5.6%
$4,700	Ford Motor Credit Co. LLC, 7.25%, 10/25/11 (k)	Ba2/BB-	4,822,247
9,763	International Lease Finance Corp., 5.75%, 6/15/11 (k)	B1/BB+	9,808,642
€1,000	SLM Corp., 1.343%, 11/15/11, FRN	Ba1/BBB-	1,458,635
	Springleaf Finance Corp.,
$3,100	0.560%, 12/15/11, FRN	B3/B	3,058,228
€2,200	4.625%, 6/22/11	B3/NR	3,258,908

			22,406,660

Insurance—0.3%
$1,000	American International Group, Inc., 0.386%, 10/18/11, FRN (k)	Baa1/A-	995,915

	Total Corporate Notes (cost—$22,245,896)		23,402,575

U.S. Treasury Obligations (i)(l)—1.1%
	U.S. Treasury Bills,
4,317	0.098%-0.168%, 6/23/11-9/15/11 (cost—$4,315,380)		4,315,380

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Sovereign Debt Obligations—0.5%
Tunisia—0.5%
$2,000	Banque Centrale de Tunisie S.A., 7.375%, 4/25/12 (cost—$2,015,460)	Baa3/BBB-	$2,097,500

U.S. Government Agency Securities—0.0%
	Freddie Mac, MBS,
41	7.00%, 9/1/11 (k)	Aaa/AAA	41,524
1	7.00%, 3/1/12	Aaa/AAA	441

			41,965

87	Small Business Administration Participation Certificates,
	6.344%, 8/1/11	Aaa/AAA	88,668

	Total U.S. Government Agency Securities (cost—$128,807)		130,633

Repurchase Agreements—1.6%
5,900	Barclays Capital, Inc., dated 4/29/11, 0.05%, due 5/2/11, proceeds $5,900,025; collateralized by Ginnie Mae, 4.5%, due 9/20/40, valued at $6,055,008 including accrued interest		5,900,000
450	State Street Bank & Trust Co., dated 4/29/11, 0.01%, due 5/2/11, proceeds $450,000; collateralized by U.S. Treasury Bills, 0.025%, due 7/21/11, valued at $459,973		450,000

	Total Repurchase Agreements (cost—$6,350,000)		6,350,000

	Total Short-Term Investments (cost—$35,055,543)		36,296,088

Notional Amount
OPTIONS PURCHASED (j)—0.0%
	Put Options—0.0%
	Fannie Mae (OTC),
$50,000,000	strike price $84, expires 7/7/11		—
$10,000,000	strike price $84.06, expires 7/7/11		—
$16,000,000	strike price $85, expires 5/5/11		—
$153,000,000	strike price $89.50, expires 5/5/11		2
$70,000,000	strike price $96.50, expires 5/5/11		1
$14,000,000	strike price $97.50, expires 7/7/11		—
	Ginnie Mae (OTC),
$7,000,000	strike price $85, expires 5/11/11		—

	Total Options Purchased (cost—$36,953)		3

	Total Investments, before securities sold short (cost—$1,139,680,812)—301.1%		1,205,096,618

Principal Amount (000s)
SECURITIES SOLD SHORT—(3.8)%
U.S. Government Agency Securities—(3.8)%
$14,000	Ginnie Mae, 6.00%, MBS, TBA (e) (proceeds received—-$15,384,687)	Aaa/AAA	(15,472,184)

	Total Investments, net of securities sold short (cost—$1,124,296,125) (n)—297.3%		1,189,624,434
	Other liabilities in excess of other assets—(197.3)%		(789,420,472)

	Net Assets—100%		$400,203,962

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $154,753,353 representing 38.7% of net assets.

(b)	Illiquid.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2011.

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery. To be settled/delivered after April 30, 2011.

(f)	Fair-Valued—Securities with an aggregate value of $3,134,872, representing 0.8% of net assets.

(g)	Principal amount less than $500.

(h)	Perpetual maturity. Maturity date shown is the first call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(i)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(j)	Non-income producing.

(k)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(l)	Rates reflect the effective yields at purchase date.

(m)	Restricted. The aggregate acquisition cost of such securities is $6,891,464 and the aggregate market value is $7,209,136, representing 1.8% of net assets.

(n)	At April 30, 2011, the cost basis of portfolio securities for federal income tax purposes was $1,139,682,071. Gross unrealized appreciation was $74,681,311, gross unrealized depreciation was $9,266,764 and net unrealized appreciation was $65,414,547.

Glossary:

ABS—Asset-Backed Securities

AUD—Australian Dollar

£—British Pound

CAD—Canadian Dollar

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2011.

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Securities

NR—Not Rated

OTC—Over the Counter

TBA—To Be Announced

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2011.

Other Investments:

(A) Credit default swap agreements:

Buy protection swap agreements outstanding at April 30, 2011 (1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (4)	Credit Spread (3)	Termination Date	Payments Made	Market Value (5)	Upfront Premiums Received	Unrealized Depreciation
Bank of America:
American International Group	$6,300	1.81%	3/20/18	(5.00)%	$(1,242,963)	$(620,529)	$(622,434)

Sell protection swap agreements outstanding at April 30, 2011 (2):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (4)	Credit Spread (3)	Termination Date	Payments Received	Market Value (5)	Upfront Premiums Paid(Received)	Unrealized Appreciation
Bank of America:
MetLife	$13,400	1.16%	9/20/15	1.00%	$(74,927)	$(900,456)	$825,529
BNP Paribas:
General Electric	800	0.63%	12/20/13	4.60%	87,742	—	87,742
Citigroup:
American Express	500	0.33%	12/20/13	4.30%	54,917	—	54,917
SLM	6,000	1.38%	12/20/13	5.00%	598,898	518,648	80,250
SLM	1,300	1.38%	12/20/13	5.00%	129,761	(156,000)	285,761
Deutsche Bank:
American International Group	3,000	0.59%	3/20/13	2.10%	93,100	—	93,100
General Electric	4,100	0.63%	12/20/13	4.78%	469,370	—	469,370
General Electric	8,000	0.63%	12/20/13	4.82%	925,726	—	925,726
ING Bank	€5,000	0.94%	6/20/11	1.40%	16,990	—	16,990
SLM	$2,600	1.38%	12/20/13	5.00%	259,523	(318,500)	578,023
Merrill Lynch:
American Express	8,000	0.33%	12/20/13	4.10%	834,530	—	834,530
SLM	5,000	1.38%	12/20/13	5.00%	499,082	(612,500)	1,111,582

					$3,894,712	$(1,468,808)	$5,363,520

€—Euro

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(B) Interest rate swap agreements outstanding at April 30, 2011:

Swap Counterparty			Rate Type		Market Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
	Notional Amount (000s)	Termination Date	Payments Made	Payments Received
Bank of America	$100,000	6/15/21	3.50%	3-Month USD-LIBOR	$(680,133)	$4,605,000	$(5,285,133)
Morgan Stanley	9,500	6/15/21	3.50%	3-Month USD-LIBOR	(64,612)	339,625	(404,237)
Royal Bank of Scotland	75,000	12/15/20	2.75%	3-Month USD-LIBOR	2,832,783	264,000	2,568,783
Royal Bank of Scotland	92,200	6/15/21	3.50%	3-Month USD-LIBOR	(627,083)	2,298,320	(2,925,403)

					$1,460,955	$7,506,945	$(6,045,990)

LIBOR—London Inter-Bank Offered Rate

(C) Forward foreign currency contracts outstanding at April 30, 2011:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2011	Unrealized Depreciation
Sold:
2,511,000 Australian Dollar settling 5/31/11	Royal Bank of Scotland	$2,705,959	$2,742,618	$(36,659)
3,289,000 British Pound settling 6/13/11	Bank of America	5,280,259	5,490,995	(210,736)
4,874,000 British Pound settling 6/13/11	Citigroup	7,817,170	8,137,157	(319,987)
4,873,000 British Pound settling 6/13/11	Credit Suisse First Boston	7,818,046	8,135,487	(317,441)
830,000 Canadian Dollar settling 6/20/11	BNP Paribas	849,241	876,244	(27,003)
5,018,000 Euro settling 7/18/11	Credit Suisse First Boston	7,237,211	7,416,718	(179,507)
4,140,000 Euro settling 7/18/11	JPMorgan Chase	5,973,647	6,119,013	(145,366)
3,342,000 Euro settling 7/18/11	Royal Bank of Scotland	4,814,886	4,939,551	(124,665)
632,560,000 Japanese Yen settling 7/14/11	JPMorgan Chase	7,551,558	7,800,975	(249,417)

				$(1,610,781)

At April 31, 2011, the Fund held $640,000 in principal value of U.S. Treasury Obligations and $10,680,000 in cash as collateral for derivatives and delayed-delivery securities. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

Securities held as collateral will not be pledged and are not reflected in the Fund’s Schedule of Investments.

(D) Open reverse repurchase agreements at April 30, 2011:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.19%	4/13/11	5/12/11	$26,686,676	$26,684,000
	0.45%	4/5/11	5/6/11	4,965,650	4,963,975
	0.45%	4/12/11	5/13/11	30,521,768	30,514,139
Barclays Bank	0.18%	4/13/11	5/12/11	72,105,849	72,099,000
	0.25%	4/13/11	5/12/11	89,232,772	89,221,000
	0.29%	4/13/11	5/12/11	54,807,387	54,799,000
	0.45%	4/21/11	5/23/11	4,114,566	4,114,000
	0.50%	4/1/11	5/2/11	2,008,865	2,008,000
	0.50%	4/4/11	5/5/11	3,687,433	3,686,000
	0.50%	4/11/11	5/13/11	11,064,226	11,061,000
	0.50%	4/12/11	5/13/11	12,810,558	12,807,000
	0.50%	4/13/11	5/13/11	2,836,748	2,836,000
	0.50%	4/14/11	5/16/11	9,243,310	9,241,000
	0.65%	4/1/11	5/2/11	2,482,389	2,481,000
BNP Paribas	0.17%	4/20/11	5/18/11	13,038,739	13,038,000
Citigroup	0.20%	4/13/11	5/12/11	493,052	493,000
Credit Suisse First Boston	0.50%	4/11/11	5/11/11	2,851,832	2,851,000
	0.60%	4/15/11	5/16/11	12,126,435	12,123,000
	0.65%	4/15/11	5/16/11	7,884,419	7,882,000
Deutsche Bank	0.60%	4/20/11	5/19/11	4,785,957	4,785,000
Goldman Sachs	0.17%	4/13/11	5/12/11	25,558,293	25,556,000
Greenwich Capital Markets	0.50%	4/6/11	5/9/11	20,338,342	20,331,000
	0.50%	4/11/11	5/11/11	2,038,594	2,038,000
	0.50%	4/12/11	5/13/11	591,164	591,000
	0.50%	4/18/11	5/18/11	7,193,398	7,192,000
	0.50%	4/19/11	5/18/11	3,918,707	3,918,000
JPMorgan Chase	0.60%	4/7/11	5/10/11	10,264,275	10,260,000
Morgan Stanley	0.50%	4/18/11	5/18/11	3,323,646	3,323,000

					$440,896,114

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended April 30, 2011 was $449,871,295 at a weighted average interest rate of 0.36%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreement) for open reverse repurchase agreements at April 30, 2011 was $468,844,724.

At April 30, 2011, the Fund held $250,000 in principal value of Mortgage-Backed Securities and $20,000 in cash as collateral for reverse repurchase agreements. Cash collateral held may be invested in accordance with the Fund's investment strategy. Securities held as collateral will not be pledged and are not reflected in the Fund's Schedule of Investments.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for level 2 and level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of senior loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at April 30, 2011 in valuing the Fund's assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/11
Investments in Securities - Assets
U.S. Government Agency Securities	—	$684,953,968	$3,134,872	$688,088,840
Corporate Bonds & Notes:
Airlines	—	3,232,500	9,296,651	12,529,151
All Other	—	245,358,612	—	245,358,612
Mortgage-Backed Securities	$1,552,847	175,575,694	—	177,128,541
Senior Loans	—	26,583,577	—	26,583,577
Asset-Backed Securities	—	16,103,214	—	16,103,214
Convertible Preferred Stock	1,541,696	—	—	1,541,696
Municipal Bonds	—	1,324,321	—	1,324,321
Common Stock	108,869	—	—	108,869
Warrants	—	33,706	—	33,706
Short-Term Investments	—	36,296,088	—	36,296,088
Options Purchased:
Interest Rate Contracts	—	3	—	3

Total Investments in Securities - Assets	$3,203,412	$1,189,461,683	$12,431,523	$1,205,096,618

Investments in Securities - Liabilities
Securities Sold Short, at value	—	$(15,472,184)	—	$(15,472,184)

Other Financial Instruments* - Assets
Credit Contracts	—	$5,363,520	—	$5,363,520
Interest Rate Contracts	—	2,568,783	—	2,568,783

Total Other Financial Instruments* - Assets	—	$7,932,303	—	$7,932,303

Other Financial Instruments* - Liabilities
Credit Contracts	—	$(622,434)	—	$(622,434)
Foreign Exchange Contracts	—	(1,610,781)	—	(1,610,781)
Interest Rate Contracts	—	(8,614,773)	—	(8,614,773)

Total Other Financial Instruments* - Liabilities	—	$(10,847,988)	—	$(10,847,988)

Total Investments	$3,203,412	$1,171,073,814	$12,431,523	$1,186,708,749

*	Other financial instruments are derivatives not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the three months ended April 30, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2011, was as follows:

	Beginning Balance 1/31/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3**	Ending Balance 4/30/11
Investments in Securities - Assets
U.S. Government Agency Securities	$3,323,718	—	$(187,944)	$451	$2,720	$(4,073)	—	—	$3,134,872
Corporate Bonds & Notes:
Airlines	9,471,650	—	(62,333)	5,733	9,075	(127,474)	—	—	9,296,651
Mortgage-Backed Securities	2,851,092	—	—	8,800	—	43,005	—	$(2,902,897)	—

Total Investments	$15,646,460	—	$(250,277)	$14,984	$11,795	$(88,542)	—	$(2,902,897)	$12,431,523

**	Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at April 30, 2011 was $(124,272).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Strategic Global Government Fund, Inc.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 22, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 22, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 22, 2011